RECLAMATON PROVISION (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Reclamaton Provision Details
Beginning balance	$ 559,257	$ 645,153
Unwinding of discount	6,786	18,240
Change in estimate		(58,141)
Transferred to Barrick (Note 5)	(543,164)
Change in foreign exchange rate	(22,879)	(45,995)
Ending balance		$ 559,257